Goodwill and Intangible Assets - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense of Intangible Assets [Abstract]
2025	$ 595,259	$ 608,025
2026	388,079	575,259
2027	102,619	368,079
2028	20,000	82,564
2029	8,438
Total	$ 1,426,446	$ 1,633,927	$ 2,513,028